Condensed Consolidated Statements of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (17,576)	$ 12,526,000	$ (82,000)	$ (273,116)	$ (290,692)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs		3,980,000
Prepaid expenses and other assets	(13,750)			69,834	56,084
Accrued expenses and due to affiliates	31,326			186,729	218,055
Changes in assets and liabilities:
Decrease in match funded advances		55,788,000
(Increase) decrease in other assets		(9,968,000)	47,000
Increase in other liabilities		28,387,000	31,000
Net cash provided by (used in) operating activities		90,713,000	(4,000)	(16,553)	(16,553)
Cash flows from investing activities
Purchase of notes receivable - Rights to MSRs		(184,285,000)
Reduction in notes receivable - Rights to MSRs		6,555,000
Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable - Rights to MSRs		(1,175,156,000)
Net cash used in investing activities		(1,352,886,000)
Cash flows from financing activities
Proceeds from match funded liabilities		892,577,000
Payment of debt issue costs		(6,810,000)
Proceeds from issuance of ordinary shares	300,000	422,783,000			300,000
Payment of offering costs		(4,686,000)
Payment of dividends to shareholders		(8,224,000)
Net cash provided by financing activities	300,000	1,295,640,000			300,000
NET INCREASE (DECREASE) IN CASH	300,000	33,467,000	(4,000)	(16,553)	283,000
CASH - Beginning of period		283,000	300,000	300,000
CASH - End of period	300,000	33,750,000	296,000	283,000	283,000
NON-CASH FINANCING ACTIVITIES:
Deferred offering costs				$ 2,763,307	$ 2,763,307